UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Legg Mason Partners Investment Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

LEGG MASON PARTNERS HANSBERGER GLOBAL VALUE FUND

FORM N-Q

JULY 31, 2006

LEGG MASON PARTNERS HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.1%
Australia - 1.0%
11,875	Westpac Banking Corp.	$200,196

Brazil - 2.6%
12,900	Companhia Vale do Rio Doce, ADR	256,710
2,943	Petroleo Brasileiro SA, ADR	270,403

	Total Brazil	527,113

Canada - 3.3%
5,000	Alcan Inc., New York Shares	228,800
22,763	Celestica Inc.*	216,021
2,800	Inco Ltd.	217,756

	Total Canada	662,577

China - 3.8%
440,000	Denway Motors Ltd.	141,557
171,000	Weichai Power Co., Ltd.	406,226
304,000	Yanzhou Coal Mining Co., Ltd., Class H Shares	214,385

	Total China	762,168

France - 12.7%
6,330	Axa	218,141
3,307	BNP Paribas SA	321,632
9,684	Carrefour SA	603,300
5,000	Credit Agricole SA	200,834
14,000	France Telecom SA	293,050
6,400	Suez SA	265,154
4,840	Total SA	328,954
10,100	Vivendi Universal SA	341,744

	Total France	2,572,809

Germany - 1.3%
2,118	E.ON AG	255,138

Hong Kong - 1.4%
404,000	Johnson Electric Holdings Ltd.	283,346

India - 0.9%
13,200	Patni Computer Systems Ltd., ADR	174,900

Italy - 2.9%
9,542	Eni SpA	292,416
39,500	UniCredito Italiano SpA	303,756

	Total Italy	596,172

Japan - 13.9%
21,000	Ajinomoto Co. Inc.	236,677
37,000	Bank of Yokohama Ltd.	297,073
16,000	Chugoku Bank Ltd.	214,573
44,000	Joyo Bank	269,474
9,900	JS Group Corp.	203,691
40,000	Marubeni Corp.	212,826
2,400	Nintendo Co., Ltd.	448,925
19,000	Nissan Motor Co., Ltd.	205,172
14,000	Nomura Holdings Inc.	248,908
7,000	Ryoshoku Ltd.	192,032
28,000	Sumitomo Trust & Banking Co., Ltd.	297,711

	Total Japan	2,827,062

Luxembourg - 1.1%
9,600	Evraz Group SA, GDR (a)(b)	230,400

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Mexico - 1.0%
6,800	Cemex SA de CV, Participation Certificate, ADR*	$192,576

Netherlands - 1.1%
5,700	ING Groep NV, CVA	231,206

Russia - 1.2%
2,900	LUKOIL, ADR	251,430

Singapore - 1.2%
21,213	DBS Group Holdings Ltd.	243,117

Switzerland - 5.2%
4,300	Lonza Group AG, Registered Shares	291,754
800	Nestle SA	261,978
3,727	Novartis AG	211,562
420	Serono SA	283,945

	Total Switzerland	1,049,239

Taiwan - 1.4%
31,930	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	276,830

United Kingdom - 13.0%
4,000	AstraZeneca PLC	244,299
17,129	BP PLC	206,414
34,000	British Sky Broadcasting Group PLC	356,042
41,175	Cattles PLC	256,552
8,178	GlaxoSmithKline PLC	226,281
17,600	HSBC Holdings PLC	317,542
56,646	Kingfisher PLC	258,759
5,000	Man Group PLC	229,240
6,590	Royal Bank of Scotland Group PLC	214,477
154,281	Vodafone Group PLC	335,082

	Total United Kingdom	2,644,688

United States - 30.1%
4,900	Abercrombie & Fitch Co., Class A Shares	259,504
3,300	AllianceBernstein Holding LP	214,500
4,390	American International Group Inc.	266,341
4,302	Bank of America Corp.	221,682
7,104	Baxter International Inc.	298,368
15,500	Cisco Systems Inc.*	276,675
7,609	Eastman Kodak Co.	169,300
7,992	General Electric Co.	261,259
9,806	Health Management Associates Inc., Class A Shares	199,356
5,799	Home Depot Inc.	201,283
10,500	Intel Corp.	189,000
3,727	International Business Machines Corp.	288,507
9,000	Investors Financial Services Corp.	403,380
8,717	Jones Apparel Group Inc.	258,023
4,900	JPMorgan Chase & Co.	223,538
5,496	Merck & Co. Inc.	221,324
3,100	Merrill Lynch & Co. Inc.	225,742
4,100	MetLife Inc.	213,200
9,728	Microsoft Corp.	233,764
8,083	Pfizer Inc.	210,077
20,425	Tellabs Inc.*	191,995
82	TIMCO Aviation Services Inc.*	279
9,299	Tyco International Ltd.	242,611
18,299	UCBH Holdings Inc.	305,227
7,796	Walt Disney Co.	231,463

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
United States - 30.1% (continued)
6,099	Wyeth	$295,619

	Total United States	6,102,017

	TOTAL COMMON STOCKS (Cost - $16,843,192)	20,082,984

PREFERRED STOCKS - 0.2%
United Kingdom - 0.2%
176,321	Vodafone Group PLC, 0.000% (a)* (Cost - $49,413)	49,413

WARRANTS
WARRANTS - 0.0%
1,307	TIMCO Aviation Services Inc., Expires 2/27/07(a)(c)* (Cost - $1)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $16,892,606)	20,132,397

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement - 1.0%
$209,000	State Street Bank & Trust Co., dated 7/31/06, 4.810% due 8/1/06; Proceeds at maturity - $209,028; (Fully collateralized by U.S. Treasury Bonds, 8.125% due 8/15/21; Market value - $214,761) (Cost - $209,000)	209,000

	TOTAL INVESTMENTS - 100.3% (Cost - $17,101,606#)	20,341,397
	Liabilities in Excess of Other Assets - (0.3)%	(67,309)

	TOTAL NET ASSETS - 100.0%	$20,274,088

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
GDR	— Global Depositary Receipt

Summary of Investments by Sector ** (unaudited)
Financials	30.2%
Consumer Discretionary	11.9
Information Technology	11.5
Health Care	10.8
Materials	8.0
Industrials	7.9
Energy	6.6
Consumer Staples	6.4
Telecomunication Services	3.1
Utilities	2.6
Short-Trem Investment	1.0

100.0%

** As a percentage of total investments. Please note that Fund holdings are as of July 31, 2006 and are subject to change.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Hansberger Global Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,930,174
Gross unrealized depreciation	(690,383)

Net unrealized appreciation	$3,239,791

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer
Date:	September 28, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer
Date:	September 28, 2006